RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Percentage of annual fund management fee	0.50%
Total forgiveness of debt		$ 2,706,879	$ 0
Temporarily cover operating expenses		64,000
Accrued Management Fees		$ 3,065,031	$ 7,035,500